UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, #4600 Chicago, Illinois 60606		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	9/30/14

Date of reporting period:	6/30/14

Item 1. Schedule of Investments.

Oakmark Fund	June 30, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 92.2%
FINANCIALS — 25.1%
DIVERSIFIED FINANCIALS — 9.5%
Franklin Resources, Inc.	5,430	$314,071
Asset Management & Custody Banks
Capital One Financial Corp.	3,793	313,285
Consumer Finance
State Street Corp.	4,300	289,218
Asset Management & Custody Banks
The Goldman Sachs Group, Inc.	1,708	285,988
Investment Banking & Brokerage
Bank of New York Mellon Corp.	6,320	236,860
Asset Management & Custody Banks
		1,439,422
BANKS — 8.8%
Bank of America Corp.	29,700	456,489
Diversified Banks
Citigroup, Inc.	6,660	313,686
Diversified Banks
JPMorgan Chase & Co.	5,335	307,402
Diversified Banks
Wells Fargo & Co.	4,980	261,749
Diversified Banks
		1,339,326
INSURANCE — 6.8%
American International Group, Inc.	5,585	304,829
Multi-line Insurance
Aon PLC (b)	3,020	272,072
Insurance Brokers
Principal Financial Group, Inc.	4,519	228,135
Life & Health Insurance
Aflac, Inc.	3,560	221,610
Life & Health Insurance
		1,026,646
		3,805,394
INFORMATION TECHNOLOGY — 22.3%
SOFTWARE & SERVICES — 11.9%
Oracle Corp.	8,190	331,941
Systems Software
MasterCard, Inc., Class A	4,380	321,799
Data Processing & Outsourced Services
Visa, Inc., Class A	1,410	297,101
Data Processing & Outsourced Services
Automatic Data Processing, Inc.	3,650	289,372
Data Processing & Outsourced Services
Microsoft Corp.	6,030	251,451
Systems Software
Google, Inc., Class A (a)	344	200,834
Internet Software & Services
Google, Inc., Class C (a)	196	112,755
Internet Software & Services
		1,805,253
TECHNOLOGY HARDWARE & EQUIPMENT — 5.5%
TE Connectivity, Ltd. (b)	4,686	289,760
Electronic Manufacturing Services
QUALCOMM, Inc.	3,565	282,348
Communications Equipment
Apple, Inc.	2,863	266,059
Technology Hardware, Storage & Peripherals
		838,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Intel Corp.	10,230	316,107
Semiconductors
Texas Instruments, Inc.	5,465	261,172
Semiconductors
Applied Materials, Inc.	7,160	161,458
Semiconductor Equipment
		738,737
		3,382,157
CONSUMER DISCRETIONARY — 15.6%
RETAILING — 6.9%
Amazon.com, Inc. (a)	971	315,361
Internet Retail
The Home Depot, Inc.	3,622	293,197
Home Improvement Retail
Liberty Interactive Corp., Class A (a)	9,020	264,818
Catalog Retail
Kohl’s Corp.	3,442	181,319
Department Stores
		1,054,695
AUTOMOBILES & COMPONENTS — 3.5%
General Motors Co.	7,850	284,955
Automobile Manufacturers
Delphi Automotive PLC (b)	2,413	165,836
Auto Parts & Equipment
Harley-Davidson, Inc.	1,102	76,975
Motorcycle Manufacturers
		527,766
MEDIA — 3.5%
Omnicom Group, Inc.	3,511	250,071
Advertising
Comcast Corp., Class A	3,940	210,120
Cable & Satellite
News Corp., Class A (a)	3,702	66,416
Publishing
		526,607
CONSUMER SERVICES — 1.7%
McDonald’s Corp.	2,519	253,764
Restaurants
		2,362,832

	Shares	Value
CONSUMER STAPLES — 7.6%
FOOD, BEVERAGE & TOBACCO — 6.4%
General Mills, Inc.	5,500	$288,970
Packaged Foods & Meats
Diageo PLC (c)	2,190	278,721
Distillers & Vintners
Unilever PLC (c)	5,083	230,311
Packaged Foods & Meats
Nestle SA (c)	2,190	170,097
Packaged Foods & Meats
		968,099
FOOD & STAPLES RETAILING — 1.2%
Wal-Mart Stores, Inc.	2,430	182,420
Hypermarkets & Super Centers
		1,150,519
ENERGY — 7.2%
Apache Corp.	3,505	352,673
Oil & Gas Exploration & Production
National Oilwell Varco, Inc.	3,540	291,519
Oil & Gas Equipment & Services
Halliburton Co.	3,950	280,490
Oil & Gas Equipment & Services
Cenovus Energy, Inc. (b)	3,930	127,214
Integrated Oil & Gas
Devon Energy Corp.	495	39,303
Oil & Gas Exploration & Production
		1,091,199
INDUSTRIALS — 6.6%
CAPITAL GOODS — 3.4%
Illinois Tool Works, Inc.	3,060	267,933
Industrial Machinery
Parker Hannifin Corp.	1,875	235,744
Industrial Machinery
		503,677
TRANSPORTATION — 3.2%
FedEx Corp.	2,100	317,898
Air Freight & Logistics
Union Pacific Corp.	1,700	169,575
Railroads
		487,473
		991,150
HEALTH CARE — 6.5%
HEALTH CARE EQUIPMENT & SERVICES — 4.7%
Medtronic, Inc.	4,605	293,614
Health Care Equipment
UnitedHealth Group, Inc.	3,520	287,760
Managed Health Care
Baxter International, Inc.	1,623	117,343
Health Care Equipment

Covidien PLC (b)	160	14,429
Health Care Equipment
		713,146
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.8%
Sanofi (c)	4,950	263,192
Pharmaceuticals
		976,338
MATERIALS — 1.3%
Monsanto Co.	1,575	196,466
Fertilizers & Agricultural Chemicals
TOTAL COMMON STOCKS — 92.2% (Cost $9,521,340)		13,956,055

	Par Value	Value
SHORT TERM INVESTMENTS— 7.8%
REPURCHASE AGREEMENT — 4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $682,773, collateralized by Federal Home Loan Mortgage Corp. Bonds, 1.000%, due 09/27/17 - 09/29/17, aggregate value plus accrued interest of $124,969, by Federal National Mortgage Association Bonds, 1.000% - 5.355%, due 08/14/17 - 11/24/17, aggregate value plus accrued interest of $93,559, by United States Treasury Notes, 0.625% - 2.750%, due 05/31/17 - 10/31/17, aggregate value plus accrued interest of $477,905 (Cost: $682,773)	$682,773	682,773
GOVERNMENT AND AGENCY SECURITIES — 3.3%
United States Treasury Floating Rate Note, 0.109%, due 04/30/16 (d)	250,000	250,065
United States Treasury Bill, 0.00%, due 08/21/14	250,000	249,995
Total Government and Agency Securities (Cost $499,995)		500,060
TOTAL SHORT TERM INVESTMENTS — 7.8%
(Cost $1,182,768)		1,182,833
TOTAL INVESTMENTS — 100.0% (Cost $10,704,108)		15,138,888
Foreign Currencies (Cost $767) — 0.0% (e)		767
Liabilities In Excess of Other Assets — 0.0%(e)		(847)
TOTAL NET ASSETS — 100.0%		$15,138,808

(a)         Non-income producing security

(b)         Foreign domiciled corporation

(c)          Sponsored American Depositary Receipt

(d)         Floating Rate Note. Rate shown is as of June 30, 2014.

(e)          Amount rounds to less than 0.1%.

Oakmark Select Fund	June 30, 2014 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 92.6%
FINANCIALS — 36.2%
BANKS — 13.9%
Bank of America Corp.	18,350	$282,040
Diversified Banks
JPMorgan Chase & Co.	4,700	270,814
Diversified Banks
Citigroup, Inc.	4,980	234,558
Diversified Banks
		787,412
INSURANCE — 9.5%
American International Group, Inc.	5,105	278,642
Multi-line Insurance
Fidelity National Financial, Inc., Class A	7,868	257,762
Property & Casualty Insurance
		536,404
DIVERSIFIED FINANCIALS — 8.5%
Capital One Financial Corp.	3,050	251,930
Consumer Finance
Franklin Resources, Inc.	3,950	228,468
Asset Management & Custody Banks
		480,398
REAL ESTATE — 4.3%
CBRE Group, Inc., Class A (a)	7,554	242,030
Real Estate Services
		2,046,244
INFORMATION TECHNOLOGY — 23.3%
SOFTWARE & SERVICES — 14.1%
MasterCard, Inc., Class A	4,150	304,900
Data Processing & Outsourced Services
Oracle Corp.	6,400	259,392
Systems Software
Google, Inc., Class A (a)	398	232,699
Internet Software & Services
		796,991
TECHNOLOGY HARDWARE & EQUIPMENT — 5.7%
TE Connectivity, Ltd. (b)	5,194	321,193
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Intel Corp.	6,447	199,212
Semiconductors
		1,317,396
CONSUMER DISCRETIONARY — 15.4%
RETAILING — 8.0%
Liberty Interactive Corp., Class A (a)	7,800	229,008
Catalog Retail
Amazon.com, Inc. (a)	690	224,098
Internet Retail
		453,106
AUTOMOBILES & COMPONENTS — 7.4%
TRW Automotive Holdings Corp. (a)	4,650	416,268
Auto Parts & Equipment
		869,374
ENERGY — 5.6%
Apache Corp.	3,130	314,941
Oil & Gas Exploration & Production
UTILITIES — 4.2%
Calpine Corp. (a)	10,004	238,205
Independent Power Producers & Energy Traders
HEALTH CARE — 4.0%
HEALTH CARE EQUIPMENT & SERVICES — 4.0%
Medtronic, Inc.	3,500	223,160
Health Care Equipment
INDUSTRIALS — 3.9%
TRANSPORTATION — 3.9%
FedEx Corp.	1,450	219,501
Air Freight & Logistics
TOTAL COMMON STOCKS — 92.6% (Cost $3,490,809)		5,228,821
COMMON STOCK SOLD SHORT — (0.1)%
FINANCIALS — (0.1)%
DIVERSIFIED FINANCIALS — (0.1)%
FNFV Group	(203)	(3,560)
Multi-Sector Holdings
TOTAL COMMON STOCKS SOLD SHORT — (0.1)% (Proceeds $(3,452))		(3,560)

	Par Value	Value
SHORT TERM INVESTMENTS— 8.0%
REPURCHASE AGREEMENT — 8.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $450,202, collateralized by United States Treasury Notes, 1.250% - 1.500%, due 11/30/18 - 12/31/18, aggregate value plus accrued interest of $459,210 (Cost: $450,202)	$450,202	450,202
TOTAL SHORT TERM INVESTMENTS — 8.0% (Cost $450,202)		450,202
TOTAL INVESTMENTS — 100.5% (Cost $3,937,559)		5,675,463
Liabilities In Excess of Other Assets — (0.5)%		(26,290)
TOTAL NET ASSETS — 100.0%		$5,649,173

(a) Non-income producing security

(b) Foreign domiciled corporation

Oakmark Equity and Income Fund	June 30, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 64.5%
INDUSTRIALS — 12.5%
CAPITAL GOODS — 8.1%
Dover Corp.	6,284	$571,512
Industrial Machinery
General Dynamics Corp.	3,266	380,618
Aerospace & Defense
Rockwell Automation Inc.	2,386	298,632
Electrical Components & Equipment
Illinois Tool Works, Inc.	2,382	208,550
Industrial Machinery
Parker Hannifin Corp.	1,638	205,940
Industrial Machinery
Blount International, Inc. (a)	2,263	31,937
Industrial Machinery
NOW, Inc. (a)	639	23,154
Trading Companies & Distributors
		1,720,343
TRANSPORTATION — 4.1%
FedEx Corp.	3,142	475,615
Air Freight & Logistics
Union Pacific Corp.	3,691	368,177
Railroads
Atlas Air Worldwide Holdings, Inc. (a)	800	29,480
Air Freight & Logistics
		873,272
COMMERCIAL & PROFESSIONAL SERVICES — 0.3%
Herman Miller, Inc.	1,402	42,383
Office Services & Supplies
HNI Corp.	307	12,004
Office Services & Supplies
		54,387
		2,648,002
FINANCIALS — 11.9%
BANKS — 5.1%
Bank of America Corp.	42,384	651,447
Diversified Banks
Wells Fargo & Co.	4,326	227,374
Diversified Banks
U.S. Bancorp	4,461	193,243
Diversified Banks
		1,072,064
INSURANCE — 3.8%
Principal Financial Group, Inc.	5,061	255,495
Life & Health Insurance
Fidelity National Financial, Inc., Class A	6,908	226,290
Property & Casualty Insurance
Aflac, Inc.	3,130	194,861
Life & Health Insurance
Reinsurance Group of America, Inc.	1,730	136,473
Reinsurance
		813,119

DIVERSIFIED FINANCIALS — 3.0%
TD Ameritrade Holding Corp.	12,006	376,400
Investment Banking & Brokerage
Bank of New York Mellon Corp.	6,851	256,774
Asset Management & Custody Banks
		633,174
		2,518,357
CONSUMER DISCRETIONARY — 11.0%
AUTOMOBILES & COMPONENTS — 6.9%
General Motors Co.	18,564	673,877
Automobile Manufacturers
Lear Corp. (b)	4,424	395,121
Auto Parts & Equipment
BorgWarner, Inc.	6,058	394,921
Auto Parts & Equipment
		1,463,919
RETAILING — 2.4%
Foot Locker, Inc. (b)	7,711	391,092
Apparel Retail
HSN, Inc.	2,010	119,051
Catalog Retail
		510,143
MEDIA — 1.5%
Scripps Networks Interactive, Inc., Class A	3,831	310,880
Broadcasting
CONSUMER DURABLES & APPAREL — 0.2%
Carter’s, Inc.	664	45,790
Apparel, Accessories & Luxury Goods
		2,330,732
CONSUMER STAPLES — 9.4%
FOOD, BEVERAGE & TOBACCO — 7.3%
Nestle SA (c)	6,956	540,280
Packaged Foods & Meats
Philip Morris International, Inc.	5,915	498,685
Tobacco
Diageo PLC (c)	3,883	494,241
Distillers & Vintners
		1,533,206
FOOD & STAPLES RETAILING — 2.1%
CVS Caremark Corp.	5,842	440,285
Drug Retail
		1,973,491
INFORMATION TECHNOLOGY — 8.8%
SOFTWARE & SERVICES — 6.3%
Oracle Corp.	17,795	721,231
Systems Software
MasterCard, Inc., Class A	5,350	393,034
Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	5,082	211,623
Data Processing & Outsourced Services
		1,325,888

		Shares	Value
TECHNOLOGY HARDWARE & EQUIPMENT — 2.5%
TE Connectivity, Ltd. (d)		6,797	$420,302
Electronic Manufacturing Services
Knowles Corp. (a)		3,372	103,657
Electronic Components
			523,959
			1,849,847
ENERGY — 5.7%
National Oilwell Varco, Inc.		6,662	548,636
Oil & Gas Equipment & Services
Baker Hughes, Inc.		5,850	435,495
Oil & Gas Equipment & Services
Ultra Petroleum Corp. (a)		5,117	151,933
Oil & Gas Exploration & Production
Rowan Cos. PLC		2,334	74,531
Oil & Gas Drilling
			1,210,595
HEALTH CARE — 5.2%
HEALTH CARE EQUIPMENT & SERVICES — 4.9%
UnitedHealth Group, Inc.		6,246	510,573
Managed Health Care
Omnicare, Inc.		4,065	270,623
Health Care Services
Laboratory Corp. of America Holdings (a)		1,430	146,463
Health Care Services
Varian Medical Systems, Inc. (a)		1,210	100,633
Health Care Equipment
			1,028,292
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.3%
Bruker Corp. (a)		3,130	75,953
Life Sciences Tools & Services
			1,104,245
TOTAL COMMON STOCKS — 64.5% (Cost $8,167,949)			13,635,269

		Par Value	Value
FIXED INCOME— 12.5%
GOVERNMENT AND AGENCY SECURITIES — 8.7%
U.S. GOVERNMENT NOTES — 7.8%
1.375%, due 07/15/18, Inflation Indexed		$547,931	598,700
1.25%, due 07/15/20, Inflation Indexed		541,785	593,720
2.125%, due 01/15/19, Inflation Indexed		220,131	247,923
1.00%, due 09/30/16		199,380	201,312
			1,641,655
U.S. GOVERNMENT AGENCIES — 0.7%
Federal Home Loan Bank, 1.65%, due 07/18/19		29,550	29,105
Federal Home Loan Bank, 1.00%, due 03/26/19		26,350	26,384
Federal National Mortgage Association, 1.25%, due 09/27/18		24,680	24,517
Federal Home Loan Mortgage Corp., 2.50%, due 10/17/19		23,850	23,999
Federal Home Loan Mortgage Corp., 1.50%, due 02/28/19		21,750	21,793
Federal National Mortgage Association, 1.125%, due 07/18/18		9,825	9,829
Federal National Mortgage Association, 1.00%, due 01/30/20		9,525	9,331
Federal Home Loan Bank, 1.00%, due 03/27/23		6,500	6,472
Federal Home Loan Bank, 1.00%, due 04/15/20		6,500	6,451
			157,881
CANADIAN GOVERNMENT BONDS — 0.2%
4.25%, due 12/01/21, Inflation Indexed	CAD	37,566	46,483

Total Government and Agency Securities (Cost $1,722,159)			1,846,019

CORPORATE BONDS — 3.7%
E*TRADE Financial Corp., 6.375%, due 11/15/19		53,872	58,316
Kinetic Concepts, Inc., 10.50%, due 11/01/18		47,940	54,172
E*TRADE Financial Corp., 6.75%, due 06/01/16		42,515	46,129
General Motors Co., 144A, 4.875%, due 10/02/23 (e)		41,400	43,574
The Manitowoc Co., Inc., 8.50%, due 11/01/20		35,655	39,755
Omnicare, Inc., 7.75%, due 06/01/20		36,675	39,517
Delphi Corp., 6.125%, due 05/15/21		32,016	35,781
Credit Suisse Group AG, 144A, 7.50%, due 12/31/49 (e) (f)		30,000	33,207
Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18 (e)		30,434	31,956
Omnicom Group, Inc., 3.625%, due 05/01/22		30,425	31,300
CVS Caremark Corp., 4.00%, due 12/05/23		29,325	30,688
General Motors Co., 144A, 3.50%, due 10/02/18 (e)		29,525	30,189
The William Carter Co., 144A, 5.25%, due 08/15/21 (e)		28,002	29,192
Burger King Corp., 9.875%, due 10/15/18		24,393	26,161
Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21 (e)		20,965	22,590

	Par Value	Value
Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21 (e)	$20,000	$18,900
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, due 03/01/21	16,710	18,654
Kinetic Concepts, Inc., 12.50%, due 11/01/19	14,360	16,514
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (e)	14,681	16,076
JPMorgan Chase & Co., 3.15%, due 07/05/16	14,700	15,323
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (e)	13,615	14,977
Glencore Canada Corp., 6.00%, due 10/15/15	13,275	14,097
GLP Capital, LP / GLP Financing II, Inc., 144A, 5.375%, due 11/01/23 (e)	12,000	12,450
Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (e)	10,000	10,700
GLP Capital, LP / GLP Financing II, Inc., 144A, 4.875%, due 11/01/20 (e)	10,000	10,300
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (e)	9,970	10,219
Health Net, Inc., 6.375%, due 06/01/17	8,680	9,537
Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18 (e)	8,630	8,759
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	7,512
Credit Suisse Group AG, 144A, 6.25%, due 12/31/49 (e) (f)	7,000	7,044
Scotiabank Peru SA, 144A, 4.50%, due 12/13/27 (e) (f)	6,000	5,745
Quest Diagnostics, Inc., 4.70%, due 04/01/21	5,128	5,531
Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20 (e)	4,990	5,414
GLP Capital, LP / GLP Financing II, Inc., 144A, 4.375%, due 11/01/18 (e)	5,000	5,163
Bank of America Corp., 5.25%, due 12/01/15	3,283	3,469
Walter Energy, Inc., 9.875%, due 12/15/20	5,390	3,328
Walter Energy, Inc., 8.50%, due 04/15/21	5,000	2,800
Royal Caribbean Cruises, Ltd., 7.25%, due 06/15/16	2,450	2,701
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22 (e)	2,000	2,025
CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20 (e)	1,230	1,328
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,081
Post Holdings, Inc., 144A, 6.75%, due 12/01/21 (e)	1,000	1,063
E*TRADE Financial Corp., 6.00%, due 11/15/17	1,000	1,040
Quiksilver, Inc. / QS Wholesale, Inc., 10.00%, due 08/01/20	1,000	1,005
Foot Locker, Inc., 8.50%, due 01/15/22 (b)	395	480
Hologic, Inc., 6.25%, due 08/01/20	250	264
Tempur Sealy International, Inc., 6.875%, due 12/15/20	221	242
Total Corporate Bonds (Cost $767,060)		786,268

ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.702%, due 10/15/19 (e) (f) (Cost $11,450)	11,450	11,530

CONVERTIBLE BOND — 0.0%(g)
Live Nation Entertainment, Inc., 2.875%, due 07/15/27 (Cost $834)	828	827
TOTAL FIXED INCOME — 12.5% (Cost $2,501,503)		2,644,644

SHORT TERM INVESTMENTS— 22.7%
COMMERCIAL PAPER — 15.7%
Toyota Motor Credit Corp., 0.05% - 0.13%, due 07/03/14 - 09/09/14 (h)	900,000	899,935
MetLife, Inc., 144A, 0.10% - 0.12%, due 07/07/14 - 08/26/14 (e) (h)	502,000	501,957
BMW US Capital LLC, 144A, 0.07% - 0.11%, due 07/01/14 - 08/15/14 (e) (h)	445,835	445,815
BP Capital Markets PLC, 144A, 0.06% - 0.10%, due 07/03/14 - 07/29/14 (e) (h)	249,500	249,490
General Mills Inc., 144A, 0.13% - 0.19%, due 07/01/14 - 07/28/14 (e) (h)	219,200	219,189
J.P. Morgan Securities LLC, 0.23% - 0.33%, due 07/01/14 - 12/18/14 (h)	200,000	199,911
American Honda Finance Corp., 0.08% - 0.11%, due 07/09/14 - 08/06/14 (h)	169,928	169,920
Chevron Corp., 144A, 0.06% - 0.07%, due 07/18/14 - 07/31/14 (e) (h)	150,000	149,993
State Street Corp., 0.13% - 0.14%, due 08/11/14 - 09/12/14 (h)	150,000	149,967

	Par Value	Value
Kellogg Co., 144A, 0.14% - 0.15%, due 07/03/14 - 07/14/14 (e) (h)	$130,500	$130,496
Wellpoint, Inc., 144A, 0.17% - 0.22%, due 07/02/14 - 09/02/14 (e) (h)	125,600	125,590
John Deere Capital Co., 144A, 0.09%, due 07/21/14 (e) (h)	50,000	49,997
General Electric Capital Corp., 0.07%, due 07/08/14 (h)	25,000	25,000
Wal-mart Stores, Inc., 144A, 0.07%, due 07/07/14 (e) (h)	6,140	6,140
Total Commercial Paper (Cost $3,323,393)		3,323,400

REPURCHASE AGREEMENT — 5.1%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $1,088,838, collateralized by Federal Home Loan Bank Bonds, 0.150% - 0.250%, due 01/16/15 - 03/30/15, aggregate value plus accrued interest of $13,101, by a Freddie Mac Discount Note, 0.000%, due 12/04/14, value plus accrued interest of $287,210, by a United States Treasury Bill, 0.000%, due 12/26/14, value plus accrued interest of $595,702, by a United States Treasury Bond, 11.250%, due 02/15/15, value plus accrued interest of $206,898, by United States Treasury Notes, 0.250% - 2.375%, due 02/28/15, aggregate value plus accrued interest of $7,708 (Cost: $1,088,838)

	1,088,838	1,088,838

CORPORATE BONDS — 1.9%
Capital One Financial Corp., 2.13%, due 07/15/14	75,095	75,140
Capital One Financial Corp., 2.15%, due 03/23/15	67,933	68,758
Citigroup, Inc., 5.00%, due 09/15/14	53,700	54,175
Merrill Lynch & Co., Inc., 5.45%, due 07/15/14	43,637	43,717
Wells Fargo & Co., 1.25%, due 02/13/15	39,837	40,070
Bank of America Corp., 4.50%, due 04/01/15	37,334	38,448
Ford Motor Credit Co. LLC, 3.88%, due 01/15/15	31,481	32,045
Anheuser-Busch InBev Worldwide, Inc., 1.50%, due 07/14/14	18,200	18,207
Capital One Financial Corp., 5.50%, due 06/01/15	16,297	17,026
ConocoPhillips, 4.60%, due 01/15/15	10,826	11,068
General Electric Capital Corp., 0.12%, due 07/14/14	5,500	5,500
Total Corporate Bonds (Cost $404,133)		404,154
TOTAL SHORT TERM INVESTMENTS — 22.7% (Cost $4,816,364)		4,816,392
TOTAL INVESTMENTS — 99.7% (Cost $15,485,816)		21,096,305
Other Assets In Excess of Liabilities — 0.3%		55,721
NET ASSETS — 100.0%		$21,152,026

(a)              Non-income producing security

(b)              See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)               Sponsored American Depositary Receipt

(d)              Foreign domiciled corporation

(e)               See Note 1 in the Notes to Schedules of Investments regarding restricted securities.  These securities may be resold subject to restrictions on resale under federal securities law.

(f)                Floating Rate Note. Rate shown is as of June 30, 2014.

(g)               Amount rounds to less than 0.1%.

(h)              The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to Abbreviations:

CAD                     Canadian Dollar

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2014 (Unaudited)

			% of Equity Investments
North America 43.5%
		United States	43.5%
Europe 38.4%
		Switzerland	18.2%
	*	Netherlands	8.9%
		United Kingdom	4.5%
	*	Germany	4.2%
	*	France	2.6%
Asia 15.5%
		Japan	13.0%
		South Korea	2.5%
Australasia 2.6%
		Australia	2.6%

*                           Euro currency countries comprise 15.7% of equity investments.

Oakmark Global Fund	June 30, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 97.6%
INFORMATION TECHNOLOGY — 23.0%
TECHNOLOGY HARDWARE & EQUIPMENT — 8.4%
TE Connectivity, Ltd. (Switzerland)	2,202	$136,147
Electronic Manufacturing Services
Canon, Inc. (Japan)	2,589	84,218
Technology Hardware, Storage & Peripherals
Hirose Electric Co., Ltd. (Japan)	419	62,217
Electronic Components
Itron, Inc. (United States) (a)	700	28,401
Electronic Equipment & Instruments
		310,983
SOFTWARE & SERVICES — 7.7%
Oracle Corp. (United States)	4,303	174,404
Systems Software
MasterCard, Inc., Class A (United States)	1,510	110,918
Data Processing & Outsourced Services
		285,322
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Samsung Electronics Co., Ltd. (South Korea)	69	89,501
Semiconductors
Applied Materials, Inc. (United States)	3,822	86,184
Semiconductor Equipment
Intel Corp. (United States)	2,548	78,721
Semiconductors
		254,406
		850,711
FINANCIALS — 19.2%
DIVERSIFIED FINANCIALS — 13.8%
Credit Suisse Group (Switzerland)	5,985	171,157
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	3,075	126,785
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	13,105	113,450
Investment Banking & Brokerage
Franklin Resources, Inc. (United States)	1,697	98,132
Asset Management & Custody Banks
		509,524
BANKS — 5.4%
Bank of America Corp. (United States)	7,279	111,875
Diversified Banks
Citigroup, Inc. (United States)	1,902	89,561
Diversified Banks
		201,436
		710,960
INDUSTRIALS — 17.2%
CAPITAL GOODS — 9.0%
CNH Industrial N.V. (Netherlands)	12,078	124,039
Construction Machinery & Heavy Trucks
Koninklijke Philips NV (Netherlands)	2,900	92,024
Industrial Conglomerates
Rheinmetall AG (Germany)	836	59,162
Industrial Conglomerates
Smiths Group PLC (UK)	1,698	37,692
Industrial Conglomerates
Travis Perkins PLC (UK)	639	17,911
Trading Companies & Distributors
NOW, Inc. (United States) (a)	89	3,221
Trading Companies & Distributors
		334,049
TRANSPORTATION — 7.2%
Union Pacific Corp. (United States)	1,102	109,894
Railroads
FedEx Corp. (United States)	586	88,748
Air Freight & Logistics
Kuehne + Nagel International AG (Switzerland)	505	67,170
Marine
		265,812
COMMERCIAL & PROFESSIONAL SERVICES — 1.0%
Adecco SA (Switzerland)	424	34,895
Human Resource & Employment Services
		634,756
CONSUMER DISCRETIONARY — 14.4%
AUTOMOBILES & COMPONENTS — 10.7%
General Motors Co. (United States)	3,585	130,143
Automobile Manufacturers
Toyota Motor Corp. (Japan)	2,055	123,415
Automobile Manufacturers
Daimler AG (Germany)	988	92,527
Automobile Manufacturers
Yamaha Motor Co., Ltd. (Japan)	2,937	50,536
Motorcycle Manufacturers
		396,621
MEDIA — 3.7%
The Interpublic Group of Cos., Inc. (United States)	3,751	73,186
Advertising
Live Nation Entertainment, Inc. (United States) (a)	2,551	62,978
Movies & Entertainment
		136,164
		532,785
CONSUMER STAPLES — 7.0%
FOOD, BEVERAGE & TOBACCO — 7.0%
Diageo PLC (UK)	3,285	104,915
Distillers & Vintners
Danone SA (France)	1,277	94,877
Packaged Foods & Meats

	Shares	Value
Nestle SA (Switzerland)	743	$57,591
Packaged Foods & Meats
		257,383
HEALTH CARE — 6.1%
HEALTH CARE EQUIPMENT & SERVICES — 6.1%
Tenet Healthcare Corp. (United States) (a)	1,958	91,931
Health Care Facilities
Health Net, Inc. (United States) (a)	1,997	82,960
Managed Health Care
Laboratory Corp. of America Holdings (United States) (a)	499	51,087
Health Care Services
		225,978
MATERIALS — 5.6%
Incitec Pivot, Ltd. (Australia)	34,508	94,365
Diversified Chemicals
Holcim, Ltd. (Switzerland)	727	63,859
Construction Materials
Kansai Paint Co., Ltd. (Japan)	2,056	34,358
Specialty Chemicals
Akzo Nobel NV (Netherlands)	180	13,505
Specialty Chemicals
		206,087
ENERGY — 5.1%
National Oilwell Varco, Inc. (United States)	1,186	97,692
Oil & Gas Equipment & Services
Fugro NV (Netherlands)	1,580	90,478
Oil & Gas Equipment & Services
		188,170
TOTAL COMMON STOCKS — 97.6% (Cost $2,803,066)		3,606,830

	Par Value	Value
SHORT TERM INVESTMENT— 1.6%
REPURCHASE AGREEMENT — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $58,305, collateralized by a United States Treasury Note, 1.250%, due 11/30/18, value plus accrued interest of $59,476 (Cost: $58,305)	$58,305	58,305
TOTAL SHORT TERM INVESTMENTS — 1.6% (Cost $58,305)		58,305
TOTAL INVESTMENTS — 99.2% (Cost $2,861,371)		3,665,135
Other Assets In Excess of Liabilities — 0.8%		28,790
TOTAL NET ASSETS — 100.0%		$3,693,925

(a)      Non-income producing security

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2014 (Unaudited)

			% of Equity Investments
North America 49.8%
		United States	49.8%
Europe 39.6%
		Switzerland	14.2%
	*	France	10.4%
	*	Netherlands	5.5%
		United Kingdom	5.3%
	*	Germany	4.2%
Asia 10.6%
		Japan	10.6%

*                                         Euro currency countries comprise 20.1% of equity investments.

Oakmark Global Select Fund	June 30, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 92.8%
FINANCIALS — 28.6%
DIVERSIFIED FINANCIALS — 14.6%
Daiwa Securities Group, Inc. (Japan)	11,963	$103,564
Investment Banking & Brokerage
Credit Suisse Group (Switzerland)	3,393	97,041
Diversified Capital Markets
Capital One Financial Corp. (United States)	1,077	88,960
Consumer Finance
		289,565
BANKS — 9.2%
JPMorgan Chase & Co. (United States)	1,642	94,612
Diversified Banks
Bank of America Corp. (United States)	5,687	87,409
Diversified Banks
		182,021
INSURANCE — 4.8%
American International Group, Inc. (United States)	1,727	94,260
Multi-line Insurance
		565,846
INFORMATION TECHNOLOGY — 23.1%
SOFTWARE & SERVICES — 9.6%
Oracle Corp. (United States)	2,345	95,043
Systems Software
Google, Inc., Class A (United States) (a)	162	94,716
Internet Software & Services
		189,759
TECHNOLOGY HARDWARE & EQUIPMENT — 8.9%
Canon, Inc. (Japan)	2,808	91,373
Technology Hardware, Storage & Peripherals
TE Connectivity, Ltd. (Switzerland)	1,374	84,962
Electronic Manufacturing Services
		176,335
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Intel Corp. (United States)	2,922	90,290
Semiconductors
		456,384
INDUSTRIALS — 13.7%
TRANSPORTATION — 8.7%
FedEx Corp. (United States)	616	93,250
Air Freight & Logistics
Kuehne + Nagel International AG (Switzerland)	591	78,653
Marine
		171,903
CAPITAL GOODS — 5.0%
CNH Industrial N.V. (Netherlands)	9,742	100,051
Construction Machinery & Heavy Trucks
		271,954
CONSUMER DISCRETIONARY — 13.1%
CONSUMER DURABLES & APPAREL — 4.9%
Kering (France)	443	97,213
Apparel, Accessories & Luxury Goods
RETAILING — 4.3%
Liberty Interactive Corp., Class A (United States) (a)	2,855	83,823
Catalog Retail
AUTOMOBILES & COMPONENTS — 3.9%
Daimler AG (Germany)	830	77,719
Automobile Manufacturers
		258,755
CONSUMER STAPLES — 9.7%
FOOD, BEVERAGE & TOBACCO — 9.7%
Diageo PLC (UK)	3,073	98,145
Distillers & Vintners
Danone SA (France)	1,265	93,927
Packaged Foods & Meats
		192,072
HEALTH CARE — 4.6%
HEALTH CARE EQUIPMENT & SERVICES — 4.6%
Medtronic, Inc. (United States)	1,429	91,113
Health Care Equipment
TOTAL COMMON STOCKS — 92.8% (Cost $1,509,083)		1,836,124

	Par Value	Value
SHORT TERM INVESTMENTS— 5.9%
REPURCHASE AGREEMENT — 5.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $116,517, collateralized by a Federal National Mortgage Association Bond, 1.670%, due 11/20/18, value plus accrued interest of $96,830, by a United States Treasury Note, 1.250%, due 11/30/18, value plus accrued interest of $22,019 (Cost: $116,517)	$116,517	116,517
TOTAL SHORT TERM INVESTMENTS — 5.9% (Cost $116,517)		116,517
TOTAL INVESTMENTS — 98.7% (Cost $1,625,600)		1,952,641
Other Assets In Excess of Liabilities — 1.3%		25,284
TOTAL NET ASSETS — 100.0%		$1,977,925

(a)                                 Non-income producing security

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2014 (Unaudited)

			% of Equity Investments
Europe 77.9%
		Switzerland	16.7%
		United Kingdom	16.3%
	*	France	15.8%
	*	Germany	10.7%
	*	Netherlands	7.7%
		Sweden	4.8%
	*	Italy	3.3%
	*	Ireland	2.6%
Asia 16.5%
		Japan	14.3%
		South Korea	2.2%
Australasia 4.3%
		Australia	4.3%
North America 0.7%
		Canada	0.7%
Middle East 0.6%
		Israel	0.6%

*      Euro currency countries comprise 40.1% of equity investments.

Oakmark International Fund	June 30, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.5%
FINANCIALS — 24.7%
DIVERSIFIED FINANCIALS — 8.7%
Credit Suisse Group (Switzerland)	56,697	$1,621,363
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	87,280	755,585
Investment Banking & Brokerage
Schroders PLC (UK)	10,911	467,942
Asset Management & Custody Banks
Schroders PLC, Non-Voting (UK)	31	1,035
Asset Management & Custody Banks
		2,845,925
BANKS — 8.3%
BNP Paribas SA (France)	15,985	1,084,453
Diversified Banks
Lloyds Banking Group PLC (UK) (a)	676,382	859,488
Diversified Banks
Intesa Sanpaolo SPA (Italy)	252,157	778,948
Diversified Banks
		2,722,889
INSURANCE — 7.7%
Allianz SE (Germany)	6,844	1,140,494
Multi-line Insurance
AMP, Ltd. (Australia)	144,477	722,044
Life & Health Insurance
Willis Group Holdings PLC (UK) (b)	15,241	659,953
Insurance Brokers
		2,522,491
		8,091,305
CONSUMER DISCRETIONARY — 24.2%
AUTOMOBILES & COMPONENTS — 11.7%
Honda Motor Co., Ltd. (Japan)	30,786	1,074,870
Automobile Manufacturers
Toyota Motor Corp. (Japan)	17,497	1,050,793
Automobile Manufacturers
Bayerische Motoren Werke (BMW) AG (Germany)	6,974	884,424
Automobile Manufacturers
Daimler AG (Germany)	8,651	810,207
Automobile Manufacturers
		3,820,294
CONSUMER DURABLES & APPAREL — 8.6%
Cie Financiere Richemont SA (Switzerland)	8,629	905,412
Apparel, Accessories & Luxury Goods
Kering (France)	3,972	871,033
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SA (France)	3,104	598,354
Apparel, Accessories & Luxury Goods
Prada SPA (Italy)	33,428	237,648
Apparel, Accessories & Luxury Goods
Christian Dior SA (France)	1,093	217,410
Apparel, Accessories & Luxury Goods
		2,829,857
MEDIA — 2.1%
WPP PLC (UK)	14,425	314,514
Advertising
Thomson Reuters Corp. (Canada)	5,787	210,694
Publishing
Publicis Groupe SA (France)	2,104	178,488
Advertising
		703,696
RETAILING — 1.8%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	13,236	578,428
Apparel Retail
		7,932,275
INDUSTRIALS — 17.2%
CAPITAL GOODS — 11.0%
CNH Industrial N.V. (Netherlands)	90,121	925,518
Construction Machinery & Heavy Trucks
Koninklijke Philips NV (Netherlands)	23,628	749,797
Industrial Conglomerates
SKF AB (Sweden) (b)	22,900	584,373
Industrial Machinery
Smiths Group PLC (UK)	17,995	399,433
Industrial Conglomerates
Atlas Copco AB, Series B (Sweden)	12,106	323,422
Industrial Machinery
Safran SA (France)	4,400	288,062
Aerospace & Defense
Schindler Holding AG (Switzerland)	1,377	209,314
Industrial Machinery
Wolseley PLC (UK)	1,993	109,226
Trading Companies & Distributors
Meggitt PLC (UK)	991	8,582
Aerospace & Defense
Geberit AG (Switzerland)	11	3,845
Building Products
		3,601,572
COMMERCIAL & PROFESSIONAL SERVICES — 4.1%
Experian Group, Ltd. (Ireland)	48,987	828,296
Research & Consulting Services
Adecco SA (Switzerland)	3,714	305,722
Human Resource & Employment Services
Secom Co., Ltd. (Japan)	1,950	119,126
Security & Alarm Services
Meitec Corp. (Japan) (b)	2,423	75,587
Research & Consulting Services
		1,328,731

	Shares	Value
TRANSPORTATION — 2.1%
Kuehne + Nagel International AG (Switzerland)	5,222	$694,893
Marine
		5,625,196
CONSUMER STAPLES — 13.8%
FOOD, BEVERAGE & TOBACCO — 10.7%
Diageo PLC (UK)	28,330	904,695
Distillers & Vintners
Danone SA (France)	11,489	853,318
Packaged Foods & Meats
Pernod Ricard SA (France) (c)	5,487	658,921
Distillers & Vintners
Nestle SA (Switzerland)	8,043	623,124
Packaged Foods & Meats
Heineken Holdings NV (Netherlands)	7,324	481,502
Brewers
		3,521,560
FOOD & STAPLES RETAILING — 3.1%
Tesco PLC (UK)	180,109	876,014
Food Retail
Koninklijke Ahold NV (Netherlands)	7,449	139,843
Food Retail
		1,015,857
		4,537,417
INFORMATION TECHNOLOGY — 7.1%
TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
Canon, Inc. (Japan)	24,232	788,395
Technology Hardware, Storage & Peripherals
OMRON Corp. (Japan)	3,083	129,952
Electronic Components
		918,347
SOFTWARE & SERVICES — 2.2%
SAP AG (Germany)	6,764	522,397
Application Software
Check Point Software Technologies, Ltd. (Israel) (a)	2,851	191,103
Systems Software
		713,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Samsung Electronics Co., Ltd. (South Korea)	527	688,203
Semiconductors
		2,320,050
MATERIALS — 4.6%
Holcim, Ltd. (Switzerland)	7,152	628,681
Construction Materials
Orica, Ltd. (Australia) (b)	34,085	626,100
Commodity Chemicals
Givaudan SA (Switzerland)	81	134,451
Specialty Chemicals
Akzo Nobel NV (Netherlands)	1,679	125,898
Specialty Chemicals
		1,515,130
HEALTH CARE — 3.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.4%
GlaxoSmithKline PLC (UK)	18,407	492,685
Pharmaceuticals
Sanofi (France)	1,909	202,794
Pharmaceuticals
Novartis AG (Switzerland)	1,086	98,292
Pharmaceuticals
		793,771
HEALTH CARE EQUIPMENT & SERVICES — 1.5%
Olympus Corp. (Japan) (a)	14,006	482,509
Health Care Equipment
		1,276,280
TOTAL COMMON STOCKS — 95.5% (Cost $27,320,832)		31,297,653

	Par Value	Value
SHORT TERM INVESTMENTS— 4.0%
REPURCHASE AGREEMENT — 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $835,536, collateralized by a Federal National Mortgage Association Bond, 5.355%, due 11/24/17, value plus accrued interest of $13,316, by United States Treasury Notes, 0.625% - 2.250%, due 11/30/17 - 03/31/18, aggregate value plus accrued interest of $838,936 (Cost: $835,536)	$835,536	835,536
GOVERNMENT AND AGENCY SECURITIES — 0.8%
United States Treasury Floating Rate Note, 0.109%, due 04/30/16 (d) (Cost $250,000)	250,000	250,065
COMMERCIAL PAPER — 0.6%
J.P. Morgan Securities LLC, 0.23%, due 12/17/14 - 12/29/14 (e)	150,000	149,845
J.P. Morgan Securities LLC, 144A, 0.33%, due 07/17/14 (e) (f)	50,000	49,993
Total Commercial Paper (Cost $199,823)		199,838
TOTAL SHORT TERM INVESTMENTS — 4.0% (Cost $1,285,359)		1,285,439

TOTAL INVESTMENTS — 99.5% (Cost $28,606,191)	32,583,092
Foreign Currencies (Cost $-1,992) — 0.0% (g)	(1,992)
Other Assets In Excess of Liabilities — 0.5%	178,034
TOTAL NET ASSETS — 100.0%	$32,759,134

(a)              Non-income producing security

(b)              See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)               A portion of the security out on loan.

(d)              Floating Rate Note. Rate shown is as of June 30, 2014.

(e)               The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(f)                See Note 1 in the Notes to Financial Statements regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.

(g)               Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2014 (Unaudited)

			% of Equity Investments
Europe 57.3%
		Switzerland	15.3%
		United Kingdom	13.9%
	*	Italy	6.8%
	*	Germany	5.7%
	*	France	4.7%
	*	Netherlands	3.8%
	*	Finland	2.8%
		Norway	2.7%
		Denmark	1.4%
	*	Greece	0.2%
Asia 25.2%
		Japan	17.8%
		South Korea	6.0%
		Hong Kong	1.4%
Australasia 13.2%
		Australia	12.1%
		New Zealand	1.1%
Latin America 1.8%
		Brazil	1.8%
North America 1.3%
		United States	0.9%
		Canada	0.4%
Middle East 1.2%
		Israel	1.2%

*       Euro currency countries comprise 24.0% of equity investments.

Oakmark International Small Cap Fund	June 30, 2014 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.3%
INDUSTRIALS — 32.8%
CAPITAL GOODS — 18.5%
MTU Aero Engines AG (Germany)	927	$85,287
Aerospace & Defense
Konecranes OYJ (Finland)	2,562	82,713
Industrial Machinery
Sulzer AG (Switzerland)	537	75,316
Industrial Machinery
Morgan Advanced Materials PLC (UK)	10,627	58,980
Industrial Machinery
Travis Perkins PLC (UK)	2,057	57,667
Trading Companies & Distributors
Prysmian SpA (Italy)	2,506	56,612
Electrical Components & Equipment
Saft Groupe SA (France) (b)	1,428	54,799
Electrical Components & Equipment
Rheinmetall AG (Germany)	724	51,261
Industrial Conglomerates
Bucher Industries AG (Switzerland)	79	27,202
Construction Machinery & Heavy Trucks
Interpump Group SpA (Italy)	1,344	18,499
Industrial Machinery
Wajax Corp. (Canada)	379	12,531
Trading Companies & Distributors
		580,867
COMMERCIAL & PROFESSIONAL SERVICES — 9.2%
Kaba Holding AG (Switzerland) (b)	194	96,002
Security & Alarm Services
Michael Page International PLC (UK)	11,913	87,870
Human Resource & Employment Services
gategroup Holding AG (Switzerland) (b)	1,640	44,572
Diversified Support Services
Randstad Holding N.V. (Netherlands)	610	33,093
Human Resource & Employment Services
SThree PLC (UK)	3,981	26,483
Human Resource & Employment Services
		288,020
TRANSPORTATION — 5.1%
Panalpina Welttransport Holding AG (Switzerland)	419	66,261
Air Freight & Logistics
DSV AS (Denmark)	1,284	41,848
Trucking
Freightways, Ltd. (New Zealand)	7,133	31,852
Air Freight & Logistics
BBA Aviation PLC (UK)	3,994	21,124
Airport Services
		161,085
		1,029,972
INFORMATION TECHNOLOGY — 14.6%
SOFTWARE & SERVICES — 8.4%
Atea ASA (Norway) (b)	6,963	79,465
IT Consulting & Other Services
Totvs SA (Brazil)	3,023	51,982
Systems Software
Altran Technologies SA (France)	4,181	44,656
IT Consulting & Other Services
Alten, Ltd. (France)	861	40,931
IT Consulting & Other Services
Capcom Co., Ltd. (Japan)	2,273	38,521
Home Entertainment Software
Oracle Corp. Japan (Japan)	199	8,720
Systems Software
		264,275
TECHNOLOGY HARDWARE & EQUIPMENT — 6.2%
Hirose Electric Co., Ltd. (Japan)	538	79,956
Electronic Components
Premier Farnell PLC (UK) (b)	21,775	75,910
Technology Distributors
Orbotech, Ltd. (Israel) (a) (b)	2,395	36,350
Electronic Equipment & Instruments
		192,216
		456,491
FINANCIALS — 12.3%
BANKS — 5.7%
DGB Financial Group, Inc. (South Korea)	6,527	97,732
Regional Banks
BS Financial Group, Inc. (South Korea)	5,369	79,068
Regional Banks
BS Financial Group, Inc., Rights (South Korea) (a) (c)	860	1,998
Regional Banks
		178,798
DIVERSIFIED FINANCIALS — 4.8%
Julius Baer Group, Ltd. (Switzerland)	2,669	110,047
Asset Management & Custody Banks
MLP AG (Germany)	4,568	30,747
Asset Management & Custody Banks
Ichiyoshi Securities Co., Ltd. (Japan)	811	11,446
Investment Banking & Brokerage
		152,240
REAL ESTATE — 1.8%
LSL Property Services PLC (UK) (b)	8,780	56,197
Real Estate Services
		387,235
CONSUMER STAPLES — 11.5%
FOOD, BEVERAGE & TOBACCO — 6.9%
Treasury Wine Estates, Ltd. (Australia)	16,323	77,111
Distillers & Vintners
Davide Campari-Milano SPA (Italy)	8,582	74,269
Distillers & Vintners

	Shares	Value
Goodman Fielder, Ltd. (Australia) (b) (c)	109,393	$65,811
Packaged Foods & Meats
		217,191
FOOD & STAPLES RETAILING — 4.6%
Sugi Holdings Co., Ltd. (Japan)	2,210	100,800
Drug Retail
Sundrug Co., Ltd. (Japan)	979	43,580
Drug Retail
		144,380
		361,571
CONSUMER DISCRETIONARY — 11.5%
AUTOMOBILES & COMPONENTS — 4.4%
Yamaha Motor Co., Ltd. (Japan)	3,320	57,124
Motorcycle Manufacturers
Nifco, Inc. (Japan)	1,588	52,976
Auto Parts & Equipment
Autoliv, Inc. (United States)	249	26,506
Auto Parts & Equipment
		136,606
RETAILING — 4.0%
Myer Holdings, Ltd. (Australia)	28,840	57,654
Department Stores
Hengdeli Holdings, Ltd. (Hong Kong)	234,457	40,536
Specialty Stores
Carpetright PLC (UK) (a)	3,168	27,110
Home Improvement Retail
		125,300
MEDIA — 3.1%
Hakuhodo DY Holdings, Inc. (Japan)	5,995	59,535
Advertising
Asatsu-DK, Inc. (Japan)	1,405	37,946
Advertising
		97,481
		359,387
HEALTH CARE — 4.8%
HEALTH CARE EQUIPMENT & SERVICES — 4.2%
Primary Health Care, Ltd. (Australia)	18,167	77,773
Health Care Services
Amplifon S.p.A. (Italy)	8,320	52,312
Health Care Distributors
		130,085
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.6%
Tecan Group AG (Switzerland)	173	19,793
Life Sciences Tools & Services
		149,878
MATERIALS — 4.3%
Incitec Pivot, Ltd. (Australia)	28,737	78,583
Diversified Chemicals
Kansai Paint Co., Ltd. (Japan)	2,179	36,415
Specialty Chemicals
Sika AG (Switzerland)	3	14,147
Specialty Chemicals
Titan Cement Co. SA (Greece)	172	5,580
Construction Materials
		134,725
ENERGY — 2.5%
Fugro NV (Netherlands)	1,383	79,186
Oil & Gas Equipment & Services
TOTAL COMMON STOCKS — 94.3% (Cost $2,532,460)		2,958,445

	Par Value	Value
SHORT TERM INVESTMENTS— 5.4%
REPURCHASE AGREEMENT — 5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 06/30/14 due 07/01/14, repurchase price $170,736 collateralized by a Federal National Mortgage Association Bond, 1.670%, due 11/20/18, value plus accrued interest of $174,155 (Cost: $170,736)	$170,736	170,736
TOTAL SHORT TERM INVESTMENTS — 5.4% (Cost $170,736)		170,736
TOTAL INVESTMENTS — 99.7% (Cost $2,703,196)		3,129,181
Foreign Currencies (Cost $-541) — 0.0% (d)		(541)
Other Assets In Excess of Liabilities — 0.3%		8,985
TOTAL NET ASSETS — 100.0%		$3,137,625

(a)         Non-income producing security

(b)         See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(c)          Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.

(d)         Amount rounds to less than 0.1%.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and 2 at the end of the reporting cycle. At June 30, 2014 Int’l Small Cap had a transfer from level 1 to level 2 in the amount of $65,810,875. The transfer was due to a security being fair valued.

The following is a summary of the inputs used as of June 30, 2014 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$13,956,055	$0	$0
Short Term Investments	0	1,182,833	0
Total	$13,956,055	$1,182,833	$0

Select
Common Stocks	$5,228,821	$0	$0
Common Stock Sold Short	(3,560)	0	0
Short Term Investments	0	450,202	0
Total	$5,225,261	$450,202	$0

Equity and Income
Common Stocks	$13,635,269	$0	$0
Government and Agency Securities	0	1,846,019	0
Corporate Bonds	0	786,268	0
Asset Backed Securities	0	11,530	0
Convertible Bonds	0	827	0
Short Term Investments	0	4,816,392	0
Total	$13,635,269	$7,461,036	$0

Global
Common Stocks	$3,606,830	$0	$0
Short Term Investments	0	58,305	0
Forward Foreign Currency Contracts - Assets	0	3,550	0
Forward Foreign Currency Contracts - Liabilities	0	(1,723)	0
Total	$3,606,830	$60,132	$0

Global Select
Common Stocks	$1,836,124	$0	$0
Short Term Investments	0	116,517	0
Forward Foreign Currency Contracts - Assets	0	1,020	0
Total	$1,836,124	$117,537	$0

International
Common Stocks	$31,297,653	$0	$0
Short Term Investments	0	1,285,439	0
Forward Foreign Currency Contracts - Assets	0	35,397	0
Forward Foreign Currency Contracts - Liabilities	0	(29,185)	0
Total	$31,297,653	$1,291,651	$0

Int’l Small Cap
Common Stocks - Banks	$176,800	$1,998	$0
Common Stocks - Food, Beverage & Tobacco	151,380	65,811	0
Common Stocks - All Other	2,562,456	0	0
Short Term Investments	0	170,736	0
Forward Foreign Currency Contracts - Assets	0	3,394	0
Forward Foreign Currency Contracts - Liabilities	0	(5,426)	0
Total	$2,890,636	$236,513	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2014 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local Contract Amount	Settlement Date	Valuation at 6/30/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	34,301	09/17/14	$32,163	$(1,723)
Swiss Franc	184,500	12/17/14	208,398	3,550
			$240,561	$1,827

During the period ended June 30, 2014 the proceeds from forward foreign currency contracts opened for Global were $304,657 and the cost to close or settle contracts was $287,586 (in thousands).

Global Select

	Local Contract Amount	Settlement Date	Valuation at 6/30/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	53,000	12/17/14	$59,865	$1,020
			$59,865	$1,020

During the period ended June 30, 2014 the proceeds from forward foreign currency contracts opened for Global Select were $83,728 and the cost to close or settle contracts was $77,551 (in thousands).

International

	Local Contract Amount	Settlement Date	Valuation at 6/30/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	522,130	09/17/14	$489,595	$(27,919)
Swedish Krona	3,119,052	03/18/15	465,837	(1,266)
Swiss Franc	1,840,000	12/17/14	2,078,330	35,397
			$3,033,762	$6,212

During the period ended June 30, 2014 the proceeds from forward foreign currency contracts opened for International were $3,934,432 and the cost to close or settle contracts was $2,850,811 (in thousands).

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 6/30/14	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	140,599	09/17/14	$131,838	$(5,426)
Norwegian Krone	228,741	03/18/15	36,948	787
Swiss Franc	135,500	12/17/14	153,051	2,607
			$321,837	$(2,032)

During the period ended June 30, 2014 the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $388,299 and the cost to close or settle contracts was $276,077 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale.  At June 30, 2014 Select had an open short sale.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Transactions in written option contracts during the period ended June 30, 2014 for Oakmark and Select are as follows:

Oakmark

	Number of Contracts	Premiums
Options outstanding at September 30, 2013	0	$0
Options written	200	56,419
Options bought back	(200)	(56,419)
Options outstanding at June 30, 2014	0	$0

Select

	Number of Contracts	Premiums
Options outstanding at September 30, 2013	0	$0
Options written	310	87,455
Options bought back	(310)	(87,455)
Options outstanding at June 30, 2014	0	$0

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasurys maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2014 International had securities on loan with a value of $591,895,042 and held as collateral for the loans U.S. Treasury securities with a value of $621,819,371.

Restricted securities

The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At June 30, 2014 Equity and Income and International held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets

$9,785	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/15/14	$107.7500	$106.6250	$10,543	0.05%

4,325	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/14/14	107.7500	106.6250	4,660	0.02%

2,925	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	01/31/14	107.7500	103.7500	3,152	0.01%

1,950	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	01/31/14	107.7500	103.7500	2,101	0.01%

1,000	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	09/12/13	107.7500	100.0000	1,078	0.01%

980	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/25/14	107.7500	106.6250	1,056	0.00%*

2,695	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/09/14	110.0000	109.0000	2,964	0.01%

2,505	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	02/06/14	110.0000	104.7500	2,756	0.01%

2,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/17/13	110.0000	101.6250	2,200	0.01%

1,970	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/15/14	110.0000	108.7500	2,167	0.01%

1,970	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/11/14	110.0000	108.7500	2,167	0.01%

1,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/12/13	110.0000	100.0000	1,100	0.01%

980	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/25/14	110.0000	108.6250	1,078	0.01%

495	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/11/14	110.0000	108.7500	545	0.00%*

40,000	BMW US Capital LLC, 144A, 0.09%, due 08/06/14	06/27/14	99.9910	99.9900	39,997	0.19%

35,000	BMW US Capital LLC, 144A, 0.09%, due 07/25/14	06/16/14	99.9940	99.9903	34,998	0.17%

33,000	BMW US Capital LLC, 144A, 0.10%, due 07/01/14	04/28/14	100.0000	99.9822	33,000	0.16%

30,000	BMW US Capital LLC, 144A, 0.09%, due 07/22/14	06/19/14	99.9948	99.9903	29,998	0.14%

30,000	BMW US Capital LLC, 144A, 0.09%, due 07/22/14	06/13/14	99.9948	99.9918	29,998	0.14%

28,000	BMW US Capital LLC, 144A, 0.09%, due 07/02/14	05/29/14	99.9998	99.9915	28,000	0.13%

25,000	BMW US Capital LLC, 144A, 0.10%, due 07/07/14	05/07/14	99.9983	99.9831	25,000	0.12%

25,000	BMW US Capital LLC, 144A, 0.10%, due 07/10/14	05/07/14	99.9975	99.9822	24,999	0.12%

24,335	BMW US Capital LLC, 144A, 0.08%, due 07/14/14	05/16/14	99.9971	99.9869	24,334	0.12%

22,500	BMW US Capital LLC, 144A, 0.10%, due 08/14/14	06/17/14	99.9878	99.9839	22,497	0.11%

20,000	BMW US Capital LLC, 144A, 0.09%, due 07/10/14	06/09/14	99.9978	99.9923	20,000	0.09%

20,000	BMW US Capital LLC, 144A, 0.07%, due 07/11/14	06/11/14	99.9981	99.9942	20,000	0.09%

20,000	BMW US Capital LLC, 144A, 0.09%, due 07/16/14	06/12/14	99.9963	99.9915	19,999	0.09%

20,000	BMW US Capital LLC, 144A, 0.09%, due 07/28/14	06/26/14	99.9933	99.9920	19,999	0.09%

19,000	BMW US Capital LLC, 144A, 0.10%, due 07/08/14	05/09/14	99.9981	99.9833	19,000	0.09%

15,000	BMW US Capital LLC, 144A, 0.09%, due 07/14/14	06/12/14	99.9968	99.9920	15,000	0.07%

15,000	BMW US Capital LLC, 144A, 0.09%, due 07/17/14	06/12/14	99.9960	99.9913	14,999	0.07%

15,000	BMW US Capital LLC, 144A, 0.11%, due 08/13/14	06/17/14	99.9869	99.9826	14,998	0.07%

9,000	BMW US Capital LLC, 144A, 0.10%, due 08/15/14	06/20/14	99.9875	99.9844	8,999	0.04%

50,000	BP Capital Markets PLC, 144A, 0.08%, due 07/15/14	06/11/14	99.9969	99.9924	49,998	0.24%

36,500	BP Capital Markets PLC, 144A, 0.06%, due 07/03/14	05/28/14	99.9997	99.9940	36,500	0.17%

30,000	BP Capital Markets PLC, 144A, 0.09%, due 07/25/14	06/23/14	99.9940	99.9920	29,998	0.14%

25,000	BP Capital Markets PLC, 144A, 0.10%, due 07/11/14	06/17/14	99.9972	99.9933	24,999	0.12%

25,000	BP Capital Markets PLC, 144A, 0.08%, due 07/11/14	06/10/14	99.9978	99.9931	24,999	0.12%

25,000	BP Capital Markets PLC, 144A, 0.08%, due 07/14/14	06/10/14	99.9971	99.9924	24,999	0.12%

25,000	BP Capital Markets PLC, 144A, 0.08%, due 07/16/14	06/10/14	99.9967	99.9920	24,999	0.12%

25,000	BP Capital Markets PLC, 144A, 0.09%, due 07/25/14	06/19/14	99.9940	99.9910	24,999	0.12%

8,000	BP Capital Markets PLC, 144A, 0.09%, due 07/29/14	06/24/14	99.9930	99.9913	7,999	0.04%

11,450	Cabela’s Master Credit Card Trust, 144A, 0.702%, due 10/15/19	10/20/11	100.6942	100.0000	11,530	0.05%

50,000	Chevron Corp., 144A, 0.06%, due 07/23/2014	06/04/14	99.9963	99.9918	49,998	0.24%

50,000	Chevron Corp., 144A, 0.07%, due 07/28/2014	05/28/14	99.9948	99.9881	49,997	0.24%

25,000	Chevron Corp., 144A, 0.07%, due 07/18/2014	06/12/14	99.9967	99.9930	24,999	0.12%

25,000	Chevron Corp., 144A, 0.07%, due 07/31/2014	06/24/14	99.9942	99.9928	24,999	0.12%

980	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	04/30/14	108.0000	108.5000	1,058	0.01%

250	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	09/20/12	108.0000	100.0000	270	0.00%*

30,000	Credit Suisse Group AG, 144A, 7.50%, due 12/31/49	12/04/13	110.6900	100.0000	33,207	0.16%

7,000	Credit Suisse Group AG, 144A, 6.25%, due 12/31/49	06/11/14	100.6250	100.0000	7,044	0.03%

39,900	General Mills Inc., 144A, 0.13%, due 07/01/14	06/06/14	100.0000	99.9910	39,900	0.19%

30,000	General Mills Inc., 144A, 0.14%, due 07/10/14	06/13/14	99.9965	99.9895	29,999	0.14%

21,000	General Mills Inc., 144A, 0.15%, due 07/28/14	06/30/14	99.9887	99.9883	20,998	0.10%

20,000	General Mills Inc., 144A, 0.15%, due 07/15/14	06/23/14	99.9942	99.9908	19,999	0.09%

20,000	General Mills Inc., 144A, 0.14%, due 07/17/14	06/16/14	99.9938	99.9879	19,999	0.09%

15,000	General Mills Inc., 144A, 0.18%, due 07/18/14	06/17/14	99.9915	99.9845	14,999	0.07%

15,000	General Mills Inc., 144A, 0.15%, due 07/21/14	06/25/14	99.9917	99.9892	14,999	0.07%

15,000	General Mills Inc., 144A, 0.19%, due 07/22/14	06/25/14	99.9889	99.9858	14,998	0.07%

10,000	General Mills Inc., 144A, 0.14%, due 07/07/14	06/13/14	99.9977	99.9907	10,000	0.05%

10,000	General Mills Inc., 144A, 0.14%, due 07/14/14	06/17/14	99.9949	99.9895	9,999	0.05%

8,300	General Mills Inc., 144A, 0.14%, due 07/07/14	06/13/14	99.9977	99.9907	8,300	0.04%

6,000	General Mills Inc., 144A, 0.15%, due 07/24/14	06/24/14	99.9904	99.9875	5,999	0.03%

5,000	General Mills Inc., 144A, 0.18%, due 07/16/14	06/20/14	99.9925	99.9870	5,000	0.02%

4,000	General Mills Inc., 144A, 0.14%, due 07/02/14	06/04/14	99.9996	99.9891	4,000	0.02%

34,400	General Motors Co., 144A, 4.875%, due 10/02/23	09/24/13	105.2500	100.0000	36,206	0.17%

5,000	General Motors Co., 144A, 4.875%, due 10/02/23	09/25/13	105.2500	99.0000	5,263	0.02%

2,000	General Motors Co., 144A, 4.875%, due 10/02/23	09/30/13	105.2500	97.5000	2,105	0.01%

29,525	General Motors Co., 144A, 3.50%, due 10/02/18	09/24/13	102.2500	100.0000	30,189	0.14%

10,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 5.375%, due 11/01/23	10/23/13	103.7500	100.0000	10,375	0.05%

2,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 5.375%, due 11/01/23	11/26/13	103.7500	98.2500	2,075	0.01%

10,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 4.875%, due 11/01/20	10/23/13	103.0000	100.0000	10,300	0.05%

5,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 4.375%, due 11/01/18	10/23/13	103.2500	100.0000	5,163	0.02%

10,000	Howard Hughes Corp., 144A, 6.875%, due 10/01/21	09/27/13	107.0000	100.0000	10,700	0.05%

50,000	John Deere Capital Co., 144A, 0.09%, due 07/21/14	06/19/14	99.9950	99.9920	49,997	0.24%

40,000	Kellogg Co., 144A, 0.14%, due 07/08/14	06/25/14	99.9973	99.9949	39,999	0.19%

30,000	Kellogg Co., 144A, 0.15%, due 07/14/14	06/23/14	99.9946	99.9913	29,998	0.14%

25,000	Kellogg Co., 144A, 0.14%, due 07/9/14	06/24/14	99.9969	99.9942	24,999	0.12%

15,000	Kellogg Co., 144A, 0.14%, due 07/03/14	06/26/14	99.9992	99.9973	15,000	0.07%

15,000	Kellogg Co., 144A, 0.14%, due 07/07/14	06/30/14	99.9977	99.9973	15,000	0.07%

5,500	Kellogg Co., 144A, 0.14%, due 07/11/14	06/27/14	99.9961	99.9946	5,500	0.03%

9,605	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	08/15/12	109.5000	100.0000	10,518	0.05%

5,076	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	05/16/14	109.5000	109.1250	5,558	0.03%

2,000	Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22	05/19/14	101.2500	100.0000	2,025	0.01%

53,000	MetLife, Inc., 144A, 0.12%, due 08/26/14	06/24/14	99.9813	99.9790	52,990	0.25%

50,000	MetLife, Inc., 144A, 0.11%, due 08/05/14	06/23/14	99.9893	99.9869	49,995	0.24%

30,000	MetLife, Inc., 144A, 0.12%, due 07/08/14	04/07/14	99.9977	99.9693	29,999	0.14%

30,000	MetLife, Inc., 144A, 0.12%, due 07/09/14	04/07/14	99.9973	99.9690	29,999	0.14%

27,000	MetLife, Inc., 144A, 0.12%, due 07/07/14	04/03/14	99.9980	99.9683	26,999	0.13%

27,000	MetLife, Inc., 144A, 0.10%, due 07/07/14	05/22/14	99.9983	99.9872	27,000	0.13%

27,000	MetLife, Inc., 144A, 0.11%, due 08/04/14	06/18/14	99.9896	99.9856	26,997	0.13%

25,000	MetLife, Inc., 144A, 0.10%, due 07/24/14	06/16/14	99.9936	99.9894	24,998	0.12%

25,000	MetLife, Inc., 144A, 0.11%, due 07/25/14	04/29/14	99.9927	99.9734	24,998	0.12%

25,000	MetLife, Inc., 144A, 0.11%, due 07/29/14	05/27/14	99.9914	99.9808	24,998	0.12%

25,000	MetLife, Inc., 144A, 0.11%, due 07/29/14	06/20/14	99.9914	99.9881	24,998	0.12%

25,000	MetLife, Inc., 144A, 0.11%, due 07/30/14	05/27/14	99.9911	99.9804	24,998	0.12%

25,000	MetLife, Inc., 144A, 0.11%, due 08/22/14	06/09/14	99.9841	99.9774	24,996	0.12%

23,000	MetLife, Inc., 144A, 0.11%, due 07/11/14	05/07/14	99.9969	99.9801	22,999	0.11%

21,000	MetLife, Inc., 144A, 0.11%, due 08/11/14	06/11/14	99.9875	99.9814	20,997	0.10%

20,000	MetLife, Inc., 144A, 0.10%, due 07/15/14	06/03/14	99.9961	99.9883	19,999	0.09%

20,000	MetLife, Inc., 144A, 0.10%, due 07/18/14	06/11/14	99.9953	99.9897	19,999	0.09%

16,000	MetLife, Inc., 144A, 0.11%, due 07/14/14	05/12/14	99.9960	99.9808	15,999	0.08%

8,000	MetLife, Inc., 144A, 0.12%, due 08/19/14	06/24/14	99.9837	99.9813	7,999	0.04%

10,000	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	10/21/13	94.5000	100.0000	9,450	0.04%

2,455	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	02/25/14	94.5000	97.7500	2,320	0.01%

2,445	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	02/24/14	94.5000	97.7500	2,311	0.01%

2,000	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	11/08/13	94.5000	99.0000	1,890	0.01%

1,595	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	02/28/14	94.5000	97.7500	1,507	0.01%

950	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	02/26/14	94.5000	97.7500	898	0.00%*

555	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	02/06/14	94.5000	96.0000	524	0.00%*

1,000	Post Holdings, Inc., 144A, 6.75%, due 12/01/21	01/27/12	106.2500	105.7500	1,063	0.01%

2,000	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	07/11/13	101.5000	99.4830	2,029	0.01%

1,945	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/10/14	101.5000	109.0000	1,974	0.01%

1,745	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/14/14	101.5000	108.7500	1,771	0.01%

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	05/13/14	101.5000	108.7500	995	0.00%*

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/15/14	101.5000	108.7500	995	0.00%*

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	05/27/14	101.5000	108.6250	995	0.00%*

6,000	Scotiabank Peru SA, 144A, 4.50%, due 12/13/27	12/06/12	95.7500	100.0000	5,745	0.03%

2,725	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/27/12	108.5000	99.8750	2,957	0.01%

2,265	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/26/12	108.5000	99.0000	2,457	0.01%

6,820	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	102.5000	100.0000	6,990	0.03%

3,150	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	102.5000	101.0000	3,229	0.02%

7,385	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/24/14	105.0000	105.2500	7,754	0.04%

6,505	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	05/28/14	105.0000	105.4000	6,830	0.03%

4,952	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	05/27/14	105.0000	105.5000	5,200	0.02%

3,920	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/11/14	105.0000	105.6250	4,116	0.02%

3,969	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/25/14	105.0000	105.2500	4,167	0.02%

1,993	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/26/14	105.0000	105.2500	2,093	0.01%

975	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/16/14	105.0000	105.5000	1,024	0.01%

735	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/23/14	105.0000	105.5000	772	0.00%*

6,140	Wal-mart Stores, Inc., 144A, 0.07%, due 07/07/14	06/05/14	99.9988	99.9938	6,140	0.03%

25,000	Wellpoint, Inc., 144A 0.20%, due 07/02/14	04/02/14	99.9994	99.9494	25,000	0.12%

25,000	Wellpoint, Inc., 144A 0.20%, due 07/07/14	04/02/14	99.9967	99.9467	24,999	0.12%

25,000	Wellpoint, Inc., 144A 0.20%, due 07/08/14	04/04/14	99.9961	99.9472	24,999	0.12%

25,000	Wellpoint, Inc., 144A 0.20%, due 07/09/14	04/02/14	99.9956	99.9456	24,999	0.12%

16,600	Wellpoint, Inc., 144A 0.22%, due 08/01/14	05/06/14	99.9811	99.9468	16,597	0.08%

9,000	Wellpoint, Inc., 144A 0.17%, due 09/02/14	05/28/14	99.9584	99.9542	8,996	0.04%

7,000	The William Carter Co., 144A, 5.25%, due 08/15/21	08/15/13	104.2500	101.0000	7,297	0.03%

7,000	The William Carter Co., 144A, 5.25%, due 08/15/21	09/10/13	104.2500	100.2500	7,297	0.03%

5,502	The William Carter Co., 144A, 5.25%, due 08/15/21	08/14/13	104.2500	101.2500	5,736	0.03%

5,000	The William Carter Co., 144A, 5.25%, due 08/15/21	08/13/13	104.2500	101.2500	5,213	0.02%

2,000	The William Carter Co., 144A, 5.25%, due 08/15/21	08/12/13	104.2500	101.3750	2,085	0.01%

1,400	The William Carter Co., 144A, 5.25%, due 08/15/21	08/26/13	104.2500	100.5000	1,460	0.01%

100	The William Carter Co., 144A, 5.25%, due 08/15/21	09/10/13	104.2500	100.0000	104	0.00%*

					$2,211,068	10.45%

International

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
$50,000	J.P. Morgan Securities LLC, 144A, 0.33%, due 07/17/14	12/19/13	$99.9858	$99.8142	$49,993	0.15%

					$49,993	0.15%

* Amount rounds to less than 0.01%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended June 30, 2014. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares Held / Par Value	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Interest Income	Value September 30, 2013	Value June 30, 2014
Foot Locker, Inc.	7,711	$0	$0	$4,781	$0	$261,705	$391,092
Foot Locker, Inc., 8.50%, due 01/15/22	395	458	0	0	23	0	480
Lear Corp.	4,424	0	0	2,521	0	316,601	395,121
TOTALS		$458	$0	$7,302	$23	$578,306	$786,693

International

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2013	Value June 30, 2014
Meitec Corp.	2,423	$0	$11,231	$1,036	$80,693	$75,587
Orica, Ltd.	34,085	108,841	40,041	28,747	572,490	626,100
SKF AB	22,900	325,184	2,549	17,594	296,302	584,373
Willis Group Holdings PLC	15,241	116,532	2,638	11,969	541,829	659,953
TOTALS		$550,557	$56,459	$59,346	$1,491,314	$1,946,013

Int’l Small Cap

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2013	Value June 30, 2014
Atea ASA	6,963	$9,829	$0	$7,869	$63,525	$79,465
gategroup Holding AG	1,640	0	0	558	41,984	44,572
Goodman Fielder, Ltd.	109,393	11,841	3,002	903	60,489	65,811
Kaba Holding AG	194	30,538	928	1,649	57,500	96,002
LSL Property Services PLC	8,780	19,890	0	921	44,805	56,197
Orbotech, Ltd. (a)	2,395	0	16,477	0	41,972	36,350
Premier Farnell PLC	21,775	22,438	2,723	2,008	56,810	75,910
Saft Groupe SA	1,428	2,859	0	1,477	36,977	54,799
Vitec Group PLC (b)	0	0	21,685	402	24,417	0
TOTALS		$97,395	$44,815	$15,787	$428,479	$509,106

(a) Non-income producing security.

(b) Due to transactions during the period ended June 30, 2014, the company is no longer an affiliate.

3. FEDERAL INCOME TAXES

At June 30, 2014 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	10,712,715	4,434,940	(8,767)	4,426,173
Select	3,937,559	1,741,321	(3,417)	1,737,904
Equity and Income	15,485,816	5,630,858	(20,369)	5,610,489
Global	2,877,531	809,941	(22,337)	787,604
Global Select	1,626,949	331,428	(5,736)	325,692
International	28,749,708	4,181,119	(347,735)	3,833,384
Int’l Small Cap	2,728,324	470,641	(69,784)	400,857

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 19, 2014

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	August 19, 2014